Convertible Notes Payable (Details Narrative) - USD ($)	1 Months Ended					3 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 20, 2021	Nov. 23, 2020	May 28, 2020	Mar. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Feb. 08, 2019	Nov. 27, 2018
Convertible notes payable, description								Four of the investors had previously invested in the Company’s preferred stock.
Aggregate principal amount			$ 250,000
Original issue discount rate				12.50%
Commissions costs and fees								$ 366,500
Warrant exercisable per share (in Dollars per share)				$ 2.00
Debentures maturity date			Mar. 24, 2021			May 06, 2023
Debentures bears interest rate										5.00%	5.00%
Debenture default percentage								130.00%
Principal amount of notes converted								$ 91,600
Amount of interest converted to common stock								4,400
Unamortized debt costs								531,724
Fair value of placement agent warrants at time of issue								933,177
Amortization expense								754,306
Debt discount related to the sale of the debentures								1,653,448
Original issue discount						$ 342,554	$ 0	328,125
Discount related to fair value of warrants								$ 1,325,323
Proceeds from promissory note			$ 250,000
Interest rate			5.00%		10.00%
Aggregate price of common stock			$ 5,000,000
Aggregate notes payable					$ 200,000
Conversion price, percentage					75.00%
Amount of interest cancelled					$ 322,554
Securities Purchase Agreement
Aggregate principal amount				$ 2,953,125
Original issue discount rate				12.50%
Common stock purchase warrants (in Shares)				1,845,703
Warrants coverage percentage				100.00%
Proceeds from offering				$ 2,226,000
Original issue discount deducted				328,125
Commissions costs and fees				295,000
Legal fees aggregate amount				100,000
Escrow agent fees				$ 4,000
Common stock purchase warrants (in Shares)				369,141
Warrant exercisable per share (in Dollars per share)				$ 2.00
Debentures maturity date				May 28, 2021
Debentures bears interest rate				8.00%
Debenture mandatory conversion, description								The Debentures are convertible into shares of Common Stock at any time following the date of issuance at the Purchasers’ option at a conversion price of $1.60 per share, subject to certain adjustments. The Debentures are subject to mandatory conversion in the event the Company closes an equity offering of at least $5,000,000 resulting in the listing of the Company’s common stock on a national securities exchange. The Debentures rank senior to all existing and future indebtedness of the Company and its subsidiaries, except for approximately $508,000 of outstanding senior indebtedness.
Unamortized debt costs								$ 673,975
Amortization expense								$ 953,517
November 2020 Promissory Note
Principal amount of notes converted		$ 283,984
Amount of interest converted to common stock	$ 2,430
2020 Debentures | Securities Purchase Agreement
Convertible notes payable, description				Four of the investors had previously invested in the Companys preferred stock.
Aggregate principal amount				$ 2,953,125
Original issue discount rate				12.50%
Common stock purchase warrants (in Shares)				1,845,703
Warrants coverage percentage				100.00%
Proceeds from offering				$ 2,226,000
Original issue discount deducted				328,125
Commissions costs and fees				295,000
Legal fees aggregate amount				100,000
Escrow agent fees				$ 4,000
Common stock purchase warrants (in Shares)				369,141
Warrant exercisable per share (in Dollars per share)				$ 2.00
Debentures maturity date				May 28, 2021
Debentures bears interest rate				8.00%
Debenture mandatory conversion, description				The Debentures are subject to mandatory conversion in the event the Company closes and equity offering of at least $5,000,000
Debentures mandatory conversion - equity offering				$ 5,000,000
Debentures outstanding						2,576,125
Unamortized discount and debt costs						419,670
Outstanding seinor indebtedness						508,000
2021 Debentures
Commissions costs and fees	334,800
Unamortized debt costs		1,254,779				998,986
Fair value of placement agent warrants at time of issue	$ 919,979
Amortization expense						$ 255,793
Conversion price	$ 1.60					$ 1.60
2021 Debentures | Securities Purchase Agreement
Aggregate principal amount		$ 2,799,000
Original issue discount rate	12.50%
Common stock purchase warrants (in Shares)	1,749,375
Warrants coverage percentage	100.00%
Proceeds from offering	$ 2,488,000
Commissions costs and fees	93,530
Legal fees aggregate amount	$ 7,500
Common stock purchase warrants (in Shares)		349,876
Warrant exercisable per share (in Dollars per share)		$ 2.00
Debentures maturity date	Jan. 20, 2022
Debentures bears interest rate		8.00%
Debenture mandatory conversion, description	The Debentures are subject to mandatory conversion in the event the Company closes and equity offering of at least $5,000,000
Debentures mandatory conversion - equity offering		$ 5,000,000
2021 Debentures | Senior Subordinated Secured Convertible Debentures
Aggregate principal amount		$ 2,953,125
Original issue discount rate		12.50%
Outstanding seinor indebtedness		$ 95,000
2021 Debentures | February 2021 Note Exchange
Unamortized debt discount						$ 1,445,444
Amortization expense						351,207
Debt discount related to the sale of the debentures						1,796,651
Original issue discount						342,554
Discount related to fair value of warrants						1,454,097
2021 Debentures | February 2021 Promissory Note
Aggregate principal amount						$ 283,984
Original issue discount rate						12.50%
Common stock purchase warrants (in Shares)						177,490
Original issue discount deducted						$ 31,554
Accrued interest						2,430
Note converted into new debenture						$ 250,000